Commitments	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Commitments [Abstract]
Commitments

Note 12.

Commitments

Leases

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognized lease expenses on a straight-line basis, which total $10,462 per month over the lease term.

On February 1, 2012, the Company entered into a new 36-month lease agreement on our existing headquarters facility. Terms of the lease provide for a base rent payments of $7,875 per month for the first twelve months, increasing 3% per year thereafter. The lease contains no provisions for a change in the base rent based on future events or contingent occurrences. In accordance with the provisions ASC 840-Leases, the Company is recognizing lease expenses on a straight-line basis, which total $8,114 per month over the lease term. In connection with the entering into the new leases, the Company recognized income of approximately $71,000 attributable to the recovery of the deferred rent obligation under the previous lease and wrote-off to lease expense $12,420 in security deposits attributable to the prior lease.

The following is a schedule by year of future minimum rental payments required under our lease agreement on September 30, 2012:

Operating Leases
Year 1	$96,626
Year 2	99,525
Year 3	25,064
Year 4	-
Year 5	-
$221,215

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $24,342 and $48,684 for the three month and six month periods ending September 30, 2012, respectively and $31,386 and $62,722 for the three month and six month periods ending September 30, 2011, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010, of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000. The Company had recognized an accrued penalty of $156,000 at September 30, 2012 and March 31, 2012, respectively.

Note 13.

Commitments

Leases

On January 20, 2010, the Company entered into a 38-month lease agreement for our 10,500 square foot headquarters facility in Clearwater, Florida. Terms of the lease provide for base rent payments of $6,000 per month for the first six months; a base rent of $7,500 per month for the next 18 months and $16,182 per month from January 2012 through February 2013. The increase in minimum rental payments over the lease term is not dependent upon future events or contingent occurrences. In accordance with the provisions of ASC 840 - Leases, the Company recognized lease expenses on a straight-line basis, which total $10,462 per month over the lease term.

On February 1, 2012, the Company entered into a new 36-month lease agreement on our existing headquarters facility. Terms of the lease provide for a base rent payments of $7,875 per month for the first twelve months, increasing 3% per year thereafter. The lease contains no provisions for a change in the base rent based on future events or contingent occurrences. In accordance with the provisions ASC 840-Leases, the Company is recognizing lease expenses on a straight-line basis, which total $8,114 per month over the lease term. In connection with the entering into the new leases, the Company recognized income of approximately $71,000 attributable to the recovery of the deferred rent obligation under the previous lease and wrote-off to lease expense $12,420 in security deposits attributable to the prior lease.

The following is a schedule by year of future minimum rental payments required under our lease agreement on March 31, 2012:

Operating Leases
Year 1	$94,973
Year 2	97,822
Year 3	83,546
Year 4	-
Year 5	-
$276,341

Base rent expense recognized by the Company, all attributable to its headquarters facility, totaled $47,515 and $125,544 for the years ended March 31, 2012 and 2011, respectively.

Under the terms of the 2010 Private Placement, the Company provided that it would use its best reasonable efforts to cause the related registration statement to become effective within 180 days of the termination date, July 26, 2010, of the offering. We have failed to comply with this registration rights provision and are obligated to make pro rata payments to the subscribers under the 2010 Private Placement in an amount equal to 1% per month of the aggregate amount invested by the subscribers up to a maximum of 6% of the aggregate amount invested by the subscribers. The maximum amount of penalty to which the Company may be subject is $156,000. The Company had recognized an accrued penalty of $156,000 at March 31, 2012 and 2011, respectively.